Segment Information (Schedule Of Geographic Distribution Of Rigs By Segment) (Details)	Dec. 31, 2013 contract rigs
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	76	[1],[2]
Number of drilling management contracts	2
Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	29	[2]
Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	47	[2]
North & South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	22	[1],[2]
North & South America (Excluding Brazil) [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	8	[2]
North & South America (Excluding Brazil) [Member] | Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	14	[2]
Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	16	[1],[2]
Middle East & Africa [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	6	[2]
Middle East & Africa [Member] | Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	10	[2]
Asia & Pacific Rim [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	13	[1],[2]
Asia & Pacific Rim [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	3	[2]
Asia & Pacific Rim [Member] | Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	10	[2]
Europe & Mediterranean [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	12	[1],[2]
Europe & Mediterranean [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	2	[2]
Europe & Mediterranean [Member] | Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	10	[2]
BRAZIL
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	7	[1],[2]
BRAZIL | Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	7	[2]
BRAZIL | Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	0	[2]
Asia & Pacific Rim (Under Construction) [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	6	[1],[2]
Asia & Pacific Rim (Under Construction) [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	3	[2]
Asia & Pacific Rim (Under Construction) [Member] | Jackups [Member]
Segment Reporting Information [Line Items]
Total number of contract drilling rigs	3	[2]

[1]	We provide management services on two rigs owned by third-parties not included in the table above.
[2]	The table above includes the five floaters classified as "held for sale" as of June 30, 2014, as well as ENSCO 69, Pride Wisconsin and ENSCO 85 which were sold during 2014.